Income Taxes (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Net operating loss (in Dollars)		$ 54
Federal corporate income Tax in percentage		0.00%	0.00%
Expensing percentage	100.00%	20.00%
Maximum [Member]
Income Taxes (Details) [Line Items]
Federal corporate income Tax in percentage	35.00%
Minimum [Member]
Income Taxes (Details) [Line Items]
Federal corporate income Tax in percentage	21.00%